UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     May 04, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $889,528 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4134    74600 SH       SOLE                    74600        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
BED BATH & BEYOND INC          COM              075896100    21913   599700 SH       SOLE                   599700        0        0
CARDINAL HEALTH INC            COM              14149Y108    71325  1278217 SH       SOLE                  1278217        0        0
CHEVRONTEXACO CORP             COM              166764100      303     5200 SH       SOLE                     5200        0        0
CHIRON CORP                    COM              170040109      526    15000 SH       SOLE                    15000        0        0
CHIRON CORP                    DBCV  1.625% 8/0 170040AG4     1488  1600000 PRN      SOLE                  1600000        0        0
CITADEL BROADCASTING CORP      COM              17285T106    20354  1482460 SH       SOLE                  1482460        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2     2062  2500000 PRN      SOLE                  2500000        0        0
CLOROX CO DEL                  COM              189054109    73859  1172547 SH       SOLE                  1172547        0        0
COX RADIO INC                  CL A             224051102    20731  1233270 SH       SOLE                  1233270        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  1.250% 6/1 232806AH2     1624  1500000 PRN      SOLE                  1500000        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104      638     7900 SH       SOLE                     7900        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      256     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      316     5296 SH       SOLE                     5296        0        0
FEDERAL NATL MTG ASSN          COM              313586109      207     3800 SH       SOLE                     3800        0        0
GENERAL ELEC CO                COM              369604103      355     9850 SH       SOLE                     9850        0        0
IRON MTN INC PA                COM              462846106     6472   224420 SH       SOLE                   224420        0        0
LIZ CLAIBORNE INC              COM              539320101    21509   535975 SH       SOLE                   535975        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     2071  2100000 PRN      SOLE                  2100000        0        0
MENTOR GRAPHICS CORP           NOTE  6.875% 6/1 587200AB2     1545  1500000 PRN      SOLE                  1500000        0        0
MICROSOFT CORP                 COM              594918104    79849  3303650 SH       SOLE                  3303650        0        0
NIKE INC                       CL B             654106103    82601   991490 SH       SOLE                   991490        0        0
PAYCHEX INC                    COM              704326107    80655  2457493 SH       SOLE                  2457493        0        0
PROGRESSIVE CORP OHIO          COM              743315103   114795  1251031 SH       SOLE                  1251031        0        0
SEALED AIR CORP NEW            COM              81211K100    54519  1049645 SH       SOLE                  1049645        0        0
US BANCORP DEL                 COM NEW          902973304      288     9993 SH       SOLE                     9993        0        0
VIACOM INC                     CL B             925524308    77218  2217006 SH       SOLE                  2217006        0        0
WATERS CORP                    COM              941848103    58083  1622870 SH       SOLE                  1622870        0        0
WELLS FARGO & CO NEW           COM              949746101    89832  1502208 SH       SOLE                  1502208        0        0